The Royce Fund

Pennsylvania Mutual Fund
Royce Micro-Cap Fund
Royce Total Return Fund
Royce Low-Priced Stock Fund
Royce Opportunity Fund
Royce Premier Fund
Royce TrustShares Fund
Royce Special Equity Fund
Royce Select Fund

Investment Class Shares

Supplement to Prospectus dated May 1, 2003

"The Jobs and Growth Tax Relief Reconciliation Act of 2003" changed federal tax rates applicable to personal income from dividends and capital gains. Information relating to these new rates is set forth in the Fund's revised Statement of Additional Information. Please call 1-800-221-4268 for detailed information on the federal tax changes or to obtain a Statement of Additional Information.

July 1, 2003

The Royce Fund

Pennsylvania Mutual Fund
Royce Micro-Cap Fund
Royce Total Return Fund
Royce Opportunity Fund
Royce Premier Fund
Royce TrustShares Fund
Royce Special Equity Fund

Institutional Class and Financial Intermediary Class Shares

Supplement to Prospectus dated May 1, 2003

"The Jobs and Growth Tax Relief Reconciliation Act of 2003" changed federal tax rates applicable to personal income from dividends and capital gains. Information relating to these new rates is set forth in the Fund's revised Statement of Additional Information. Please call 1-800-221-4268 for detailed information on the federal tax changes or to obtain a Statement of Additional Information.

July 1, 2003

The Royce Fund

Pennsylvania Mutual Fund
Royce Micro-Cap Fund
Royce Total Return Fund
Royce Premier Fund
Royce TrustShares Fund
Royce Special Equity Fund

Consultant Class Shares

Supplement to Prospectus dated May 1, 2003

"The Jobs and Growth Tax Relief Reconciliation Act of 2003" changed federal tax rates applicable to personal income from dividends and capital gains. Information relating to these new rates is set forth in the Fund's revised Statement of Additional Information. Please call 1-800-221-4268 for detailed information on the federal tax changes or to obtain a Statement of Additional Information.

July 1, 2003